NON-WHOLLY OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries
The following provides information about the partnership's wholly-owned subsidiaries as of December 31, 2019 and 2018:

Business type	Name of entity	Country of incorporation	Voting interest (%)		Economic interest (%)
			2019	2018	2019	2018
Business services
Financial advisory services business	BFIN	Canada	100%	100%	100%	100%
Residential real estate services business	Brookfield RPS Limited	Canada	100%	100%	100%	100%
Construction services business	Multiplex	United Kingdom	100%	100%	100%	100%

The following table presents details of non-wholly owned subsidiaries of the partnership:

Business type	Name of entity	Country of incorporation	Voting interest (%)		Economic interest (%)
			2019	2018	2019	2018
Business services
Condominium management services business	Crossbridge Condominium Services Ltd.	Canada	90%	90%	90%	90%
IT storage facilities management business	WatServ	Canada	75%	75%	75%	75%
Fuel marketing business	BG Fuels	Canada	100%	100%	26%	26%
Cold storage logistics	Nova Cold Logistics	Canada	100%	100%	25%	25%
Road fuel distribution business	Greenergy Fuels Holding Limited	United Kingdom	85%	85%	14%	14%
Wireless broadband	Imagine Communications Group Limited	Ireland	55%	55%	31%	31%
Healthcare services	Healthscope Limited	Australia	100%	—%	27%	—%
Heavy equipment and light vehicle fleet management	Ouro Verde Locação e Seviços S.A.	Brazil	100%	—%	35%	—%
Mortgage insurance services	Genworth MI Canada Inc.	Canada	57%	—%	29%	—%
Infrastructure services
Infrastructure services provider to the power generation industry	Westinghouse Electric Company	United States	100%	100%	44%	44%
Services provider to the offshore oil production industry	Teekay Offshore LP	United States	73%	51%	31%	25%
Industrials
Limestone mining operations	Hammerstone Corporation	Canada	100%	100%	39%	39%
Graphite electrode manufacturing business	GrafTech International Ltd.	United States	74%	79%	25%	27%
Water and wastewater services	BRK Ambiental	Brazil	70%	70%	26%	26%
Infrastructure support products manufacturing operation	AP Infrastructure Solutions LP	Canada	100%	100%	25%	25%
Provider of returnable plastic packaging	Schoeller Allibert Group B.V.	Netherlands	52%	52%	14%	14%
Canadian well-servicing operation	CWC Energy Services Corp.	Canada	80%	78%	54%	56%
Canadian energy operation	Ember Resources Inc.	Canada	100%	100%	46%	41%
Automotive batteries	Clarios Global LP	United States	100%	—%	28%	—%
The following tables present the gross assets and liabilities as well as gross amounts of revenue, net income, other comprehensive income and distributions from the partnership’s investments in material non-wholly owned subsidiaries for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31, 2019
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$3,743	$11,388	$4,448	$6,247	$23,773	$200	$35	$111	$(368)	$3,166
Infrastructure services	2,358	8,262	2,289	7,028	4,559	(446)	(138)	(281)	(370)	833
Industrials	4,622	17,864	2,729	15,815	9,644	660	(104)	502	(936)	2,968
Total	$10,723	$37,514	$9,466	$29,090	$37,976	$414	$(207)	$332	$(1,674)	$6,967

	Year Ended December 31, 2018
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$2,413	$1,773	$3,113	$475	$25,785	$(20)	$4	$(20)	$(46)	$424
Infrastructure services	2,889	8,750	2,921	6,208	2,419	282	(121)	170	(16)	1,534
Industrials	1,991	5,656	1,040	4,823	3,894	895	(239)	612	(1,542)	1,425
Total	$7,293	$16,179	$7,074	$11,506	$32,098	$1,157	$(356)	$762	$(1,604)	$3,383

	Year Ended December 31, 2017
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$2,606	$1,744	$2,774	$948	$15,676	$45	$11	$35	$46	$476
Industrials	1,095	5,812	904	2,731	1,913	(4)	41	4	25	2,338
Total	$3,701	$7,556	$3,678	$3,679	$17,589	$41	$52	$39	$71	$2,814
The following table outlines the composition of accumulated non-controlling interests (“NCI”) related to the interest of others presented in the partnership’s consolidated statements of financial position:

(US$ MILLIONS)	2019	2018
NCI related to material non-wholly owned subsidiaries
Business services	$3,166	$424
Infrastructure services	833	1,534
Industrials	2,968	1,425
Total NCI in material non-wholly owned subsidiaries	$6,967	$3,383
Total individually immaterial NCI balances	294	148
Total NCI	$7,261	$3,531